Document and Entity Information	6 Months Ended
Oct. 31, 2019
Document And Entity Information
Entity Registrant Name	Hemp Technology, Inc.
Entity Central Index Key	0001797956
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false